Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of Intangible assets

	2020			2019
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,980	2,293	12,273	18,164	2,024	20,188
Currency translation and other adjustments	—	(1)	(1)	(180)	2	(178)
Acquisition of subsidiaries	—	—	—	1	—	1
Additions	—	348	348	—	380	380
Disposals and write-off of fully amortised assets (2)	(41)	(48)	(89)	(8,005)	(113)	(8,118)
At 31 December	9,939	2,592	12,531	9,980	2,293	12,273
Accumulated amortisation and impairment
At 1 January	4,373	1,278	5,651	12,558	1,014	13,572
Currency translation and other adjustments	—	1	1	(180)	1	(179)
Disposals and write-off of fully amortised assets	(41)	(26)	(67)	(8,005)	(72)	(8,077)
Charge for the year	—	282	282	—	291	291
Impairment of intangible assets	—	9	9	—	44	44
At 31 December	4,332	1,544	5,876	4,373	1,278	5,651
Net book value at 31 December	5,607	1,048	6,655	5,607	1,015	6,622

Notes:

(1)	Principally internally generated software.
(2)	Write-off of fully amortised Goodwill for £8 billion in 2019 that arose on the acquisition of ABN AMRO Holding N.V..

Schedule of key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions for Commercial Banking

						Consequential impact of 1%		Consequential impact of 5%
		Assumptions			Recoverable	adverse movement		adverse movement
		Terminal	Pre-tax	Cost:	amount exceeded	Discount	Terminal	Forecast	Forecast
	Goodwill	growth rate	discount rate	income ratio (1)	carrying value	rate	growth rate	Income	cost
31 December 2020	£bn	%	%	%	£bn	£bn	£bn	£bn	£bn
Retail Banking	2.7	1.6	13.7	48.3	5.9	(1.8)	(0.8)	(2.0)	(0.9)
Commercial Banking	2.6	1.6	13.7	53.7	1.5	(1.5)	(0.5)	(1.8)	(0.9)
RBS International	0.3	1.6	12.1	42.7	1.1	(0.4)	(0.2)	(0.3)	(0.1)

31 December 2019
Retail Banking	2.7	1.6	13.3	47.9	8.7	(2.2)	(1.0)	(2.1)	(0.9)
Commercial Banking	2.6	1.6	13.4	53.8	4.1	(1.8)	(0.7)	(2.1)	(1.1)
RBS International	0.3	1.6	12.0	37.5	2.1	(0.5)	(0.3)	(0.4)	(0.1)